Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q1PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton World Fund 4
Notes to Schedules of Investments 6

Templeton Funds
Schedule of Investments (unaudited), November 30, 2024
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 97.9%
China 6.2%
Alibaba Group Holding Ltd. ......... Broadline Retail 7,466,333 $ 81,541,669
Prosus NV ..................... Broadline Retail 1,796,706 73,193,692
154,735,361
Denmark 3.6%
a,b
Orsted A/S , 144A , Reg S ........... Independent Power and Renewable Electricity
Producers 1,606,715 89,451,531
France 9.4%
Carrefour SA .................... Consumer Staples Distribution & Retail 6,893,286 104,977,408
Dassault Aviation SA .............. Aerospace & Defense 295,746 58,929,309
Forvia SE ...................... Automobile Components 3,045,697 25,982,094
Kering SA ...................... Textiles, Apparel & Luxury Goods 191,792 44,909,439
234,798,250
Germany 4.7%
Continental AG .................. Automobile Components 761,820 50,136,193
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,036,512 66,383,934
116,520,127
Hong Kong 3.6%
AIA Group Ltd. .................. Insurance 5,248,614 39,519,963
Prudential plc , ( GBP Traded) ........ Insurance 5,718,974 46,870,956
Prudential plc , ( HKD Traded) ........ Insurance 569,771 4,755,793
91,146,712
India 2.3%
HDFC Bank Ltd. ................. Banks 2,724,474 58,139,597
Japan 4.7%
Honda Motor Co. Ltd. ............. Automobiles 3,701,029 31,932,454
Sumitomo Mitsui Financial Group, Inc. . Banks 3,463,203 85,474,747
117,407,201
Netherlands 3.5%
ING Groep NV .................. Banks 4,117,316 63,560,542
SBM Offshore NV ................ Energy Equipment & Services 1,338,967 24,211,400
87,771,942
Portugal 0.8%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 1,224,292 20,128,458
Singapore 0.9%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 885,997 22,719,604
South Korea 9.3%
KB Financial Group, Inc. ........... Banks 437,066 30,185,976
LG Chem Ltd. ................... Chemicals 236,120 48,308,698
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,689,891 105,775,196
Shinhan Financial Group Co. Ltd. .... Banks 1,237,521 47,418,228
231,688,098
Sweden 2.7%
Securitas AB , B .................. Commercial Services & Supplies 5,297,352 67,128,266
Switzerland 1.4%
Adecco Group AG ................ Professional Services 1,334,812 35,644,293

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8.
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 2.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,325,694 $ 72,469,921
United Kingdom 15.6%
AstraZeneca plc ................. Pharmaceuticals 583,871 79,023,765
Barratt Redrow plc ............... Household Durables 11,993,979 65,319,821
JD Sports Fashion plc ............. Specialty Retail 40,708,354 52,854,540
Lloyds Banking Group plc .......... Banks 87,783,894 59,182,935
Persimmon plc .................. Household Durables 3,843,052 61,563,809
Standard Chartered plc ............ Banks 5,830,369 72,080,740
390,025,610
United States 26.3%
Albemarle Corp. ................. Chemicals 415,213 44,718,440
BP plc ......................... Oil, Gas & Consumable Fuels 25,127,946 123,052,758
CNH Industrial NV ................ Machinery 8,553,487 107,431,797
CRH plc ....................... Construction Materials 693,450 71,145,693
Freeport-McMoRan, Inc. ........... Metals & Mining 809,007 35,758,109
Shell plc ....................... Oil, Gas & Consumable Fuels 2,784,975 89,500,961
Smurfit WestRock plc ............. Containers & Packaging 1,311,962 72,368,403
Stellantis NV .................... Automobiles 3,612,060 47,946,122
Swiss Re AG .................... Insurance 453,272 66,984,551
658,906,834
Total Common Stocks (Cost $ 2,256,995,646 ) ....................................
2,448,681,805
Short Term Investments 2.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.7%
Canada 2.7%
National Bank of Canada , 4.58% ,
12/02/24 ..................... 47,700,000 47,700,000
Toronto-Dominion Bank (The) , 4.55% ,
12/02/24 ..................... 20,000,000 20,000,000
67,700,000
Total Time Deposits (Cost $ 67,700,000 ) ........................................
67,700,000
a a a a a
Total Short Term Investments (Cost $ 67,700,000 ) ................................
67,700,000
a a a
Total Investments (Cost $ 2,324,695,646 ) 100.6% ................................
$2,516,381,805
Other Assets, less Liabilities (0.6) % ...........................................
(15,582,528)
Net Assets 100.0% ...........................................................
$2,500,799,277
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the value of this security was $89,451,531, representing 3.6% of net assets.

Templeton Funds
Schedule of Investments (unaudited), November 30, 2024
Templeton World Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 98.7%
France 4.5%
Airbus SE ...................... Aerospace & Defense 434,393 $ 67,898,155
Safran SA ...................... Aerospace & Defense 237,610 55,444,934
123,343,089
Germany 4.4%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 848,543 27,659,853
SAP SE ....................... Software 384,137 91,219,433
118,879,286
India 3.9%
HDFC Bank Ltd. ................. Banks 3,631,909 77,504,034
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 1,819,893 27,925,934
105,429,968
Japan 2.6%
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 61,542 26,702,639
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 280,336 43,951,687
70,654,326
Taiwan 4.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,182,347 99,163,707
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 177,702 32,814,451
131,978,158
United Kingdom 5.5%
AstraZeneca plc ................. Pharmaceuticals 408,762 55,323,714
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,321,537 94,762,114
150,085,828
United States 73.0%
a
Adobe, Inc. ..................... Software 103,671 53,486,979
Alphabet, Inc. , A ................. Interactive Media & Services 777,443 131,348,995
a
Amazon.com, Inc. ................ Broadline Retail 989,630 205,734,181
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 364,001 86,388,357
a
Autodesk, Inc. ................... Software 101,902 29,745,194
Bank of America Corp. ............ Banks 1,653,726 78,568,522
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 14,507 75,465,124
BP plc ......................... Oil, Gas & Consumable Fuels 5,257,093 25,744,237
CRH plc ....................... Construction Materials 938,035 95,932,839
Equifax, Inc. .................... Professional Services 101,327 26,503,090
Exxon Mobil Corp. ................ Oil, Gas & Consumable Fuels 470,463 55,495,815
HCA Healthcare, Inc. .............. Health Care Providers & Services 124,427 40,715,003
a
ICON plc ....................... Life Sciences Tools & Services 317,982 66,855,715
Intercontinental Exchange, Inc. ...... Capital Markets 476,728 76,734,139
Meta Platforms, Inc. , A ............ Interactive Media & Services 172,521 99,082,261
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 411,573 40,313,575
Microsoft Corp. .................. Software 395,360 167,419,146
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 454,707 62,863,243
PNC Financial Services Group, Inc.
(The) ........................ Banks 135,762 29,150,817
Salesforce, Inc. .................. Software 172,023 56,765,870
Shell plc ....................... Oil, Gas & Consumable Fuels 1,698,367 54,580,554
Swiss Re AG .................... Insurance 220,558 32,594,068
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 52,376 27,739,901

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
T-Mobile US, Inc. ................ Wireless Telecommunication Services 132,951 $ 32,830,920
Union Pacific Corp. ............... Ground Transportation 293,787 71,877,927
UnitedHealth Group, Inc. ........... Health Care Providers & Services 140,773 85,899,685
b
Visa, Inc. , A ..................... Financial Services 279,620 88,102,670
Wells Fargo & Co. ................ Banks 1,167,439 88,923,829
1,986,862,656
Total Common Stocks (Cost $ 1,998,758,826 ) ....................................
2,687,233,311
Short Term Investments 2.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.0%
Canada 2.0%
National Bank of Canada , 4.58% ,
12/02/24 ..................... 53,300,000 53,300,000
Total Time Deposits (Cost $ 53,300,000 ) ........................................
53,300,000
a a a a a
Total Short Term Investments (Cost $ 53,300,000 ) ................................
53,300,000
a a a
Total Investments (Cost $ 2,052,058,826 ) 100.7% ................................
$2,740,533,311
Other Assets, less Liabilities (0.7) % ...........................................
(18,695,742)
Net Assets 100.0% ...........................................................
$2,721,837,569
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2024.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2024, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $— $3,739,008 $(3,739,008) $— $— $— — $940
Total Affiliated Securities ... $— $3,739,008 $(3,739,008) $— $— $— $940
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 73,193,692 $ 81,541,669 $ — $ 154,735,361
Denmark ............................. — 89,451,531 — 89,451,531
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
France ............................... $ — $ 234,798,250 $ — $ 234,798,250
Germany ............................. — 116,520,127 — 116,520,127
Hong Kong ........................... — 91,146,712 — 91,146,712
India ................................ — 58,139,597 — 58,139,597
Japan ............................... — 117,407,201 — 117,407,201
Netherlands ........................... — 87,771,942 — 87,771,942
Portugal .............................. — 20,128,458 — 20,128,458
Singapore ............................ — 22,719,604 — 22,719,604
South Korea .......................... — 231,688,098 — 231,688,098
Sweden .............................. — 67,128,266 — 67,128,266
Switzerland ........................... — 35,644,293 — 35,644,293
Taiwan ............................... — 72,469,921 — 72,469,921
United Kingdom ........................ — 390,025,610 — 390,025,610
United States .......................... 187,908,346 470,998,488 — 658,906,834
Short Term Investments ................... — 67,700,000 — 67,700,000
Total Investments in Securities ........... $261,102,038 $2,255,279,767
a
$— $2,516,381,805
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
France ............................... — 123,343,089 — 123,343,089
Germany ............................. — 118,879,286 — 118,879,286
India ................................ — 105,429,968 — 105,429,968
Japan ............................... — 70,654,326 — 70,654,326
Taiwan ............................... 32,814,451 99,163,707 — 131,978,158
United Kingdom ........................ — 150,085,828 — 150,085,828
United States .......................... 1,873,943,797 112,918,859 — 1,986,862,656
Short Term Investments ................... — 53,300,000 — 53,300,000
Total Investments in Securities ........... $1,906,758,248 $833,775,063
b
$— $2,740,533,311
a
Includes foreign securities valued at $2,187,579,767, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $780,475,063, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Cu r rency
GBP
British Pound
HKD
Hong Kong Dollar
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.